Oaktree Funds
Oaktree Emerging Markets Equity Fund

Supplement dated October 26, 2016 to the Prospectus dated February 29, 2016 (as amended April 11, 2016) and Statement of Additional Information dated February 29, 2016

The Oaktree Emerging Markets Equity Fund (the “Fund”) was liquidated on October 26, 2016.  Accordingly, all references and information relating to the Fund in the Prospectus and Statement of Additional Information are hereby deleted.

Please retain this Supplement for future reference.